SHAREHOLDERS' EQUITY - Dividends (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Declared cash dividends
Dividends declared (including dividends on treasury shares of 9,449, 3,037 and 1,337 respectively)			₽ 83,751.0	₽ 51,958.0	₽ 51,958.0
Dividends declared on treasury shares			₽ 9,449.0	₽ 3,037.0	₽ 1,337.0
Dividends, RUB per ADS			₽ 83.82	₽ 52.00	₽ 52.00
Dividends, RUB per share			₽ 41.91	₽ 26.00	₽ 26.00
Dividends payable			₽ 23,079.0	₽ 146.2
Forecast
Dividends
Minimum cumulative dividend payout for ordinary share	₽ 28.0	₽ 28.0